Quarterly Holdings Report
for

Fidelity® Small Cap Growth K6 Fund

April 30, 2020

SCPK6-QTLY-0620
1.9884009.102

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.3%
Cogent Communications Group, Inc.	87,300	$7,318,359
Iridium Communications, Inc. (a)	126,674	2,850,798
		10,169,157
Entertainment - 0.3%
Gaia, Inc. Class A (a)(b)	281,623	2,559,953
Media - 1.2%
Cardlytics, Inc. (a)(b)	100,349	4,510,688
Gray Television, Inc. (a)	155,147	1,801,257
Nexstar Broadcasting Group, Inc. Class A	41,221	2,887,119
		9,199,064

TOTAL COMMUNICATION SERVICES		21,928,174

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.4%
Fox Factory Holding Corp. (a)	70,550	3,598,756
Diversified Consumer Services - 2.7%
Afya Ltd.	150,569	3,273,370
Arco Platform Ltd. Class A (a)(b)	157,929	7,931,194
Grand Canyon Education, Inc. (a)	40,620	3,494,132
Laureate Education, Inc. Class A (a)	412,390	3,905,333
Strategic Education, Inc.	12,566	2,001,764
		20,605,793
Hotels, Restaurants & Leisure - 1.9%
Churchill Downs, Inc.	65,563	6,570,724
Planet Fitness, Inc. (a)	84,799	5,115,924
Wingstop, Inc.	27,700	3,248,379
		14,935,027
Household Durables - 2.0%
Helen of Troy Ltd. (a)	49,586	8,145,988
Taylor Morrison Home Corp. (a)	150,104	2,184,013
Whirlpool Corp.	44,400	4,961,256
		15,291,257
Internet & Direct Marketing Retail - 0.2%
Revolve Group, Inc. (b)	108,012	1,187,052
Stamps.com, Inc. (a)	1,400	221,578
		1,408,630
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	57,721	3,919,833
Specialty Retail - 1.7%
Five Below, Inc. (a)	30,208	2,723,553
Floor & Decor Holdings, Inc. Class A (a)	59,200	2,510,080
Williams-Sonoma, Inc. (b)	124,400	7,692,896
		12,926,529
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	20,018	2,977,878
Steven Madden Ltd.	155,551	3,899,664
		6,877,542

TOTAL CONSUMER DISCRETIONARY		79,563,367

CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	3,765	1,756,410
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	153,348	4,034,586
Grocery Outlet Holding Corp.	114,737	3,817,300
Performance Food Group Co. (a)	198,395	5,822,893
		13,674,779
Food Products - 1.1%
Nomad Foods Ltd. (a)	183,345	3,778,740
Post Holdings, Inc. (a)	49,532	4,549,514
		8,328,254
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	166,497	2,918,692

TOTAL CONSUMER STAPLES		26,678,135

FINANCIALS - 7.2%
Banks - 0.5%
Popular, Inc.	93,448	3,606,158
Capital Markets - 2.9%
Apollo Global Management LLC Class A	111,152	4,500,544
Cohen & Steers, Inc.	52,300	3,019,802
Cowen Group, Inc. Class A	44,000	481,800
Hamilton Lane, Inc. Class A	49,462	3,207,611
Lazard Ltd. Class A	108,631	2,987,353
LPL Financial	67,965	4,092,852
Morningstar, Inc.	26,702	4,164,444
		22,454,406
Consumer Finance - 0.6%
First Cash Financial Services, Inc.	67,527	4,851,140
Diversified Financial Services - 1.2%
Cannae Holdings, Inc. (a)	157,389	4,965,623
StepStone Group Holdings LLC (c)(d)(e)	6,434	4,718,503
		9,684,126
Insurance - 1.6%
Enstar Group Ltd. (a)	19,483	2,817,631
First American Financial Corp.	46,400	2,139,968
Old Republic International Corp.	234,000	3,732,300
RenaissanceRe Holdings Ltd.	23,600	3,445,836
		12,135,735
Thrifts & Mortgage Finance - 0.4%
Pennymac Financial Services, Inc.	101,606	3,065,453

TOTAL FINANCIALS		55,797,018

HEALTH CARE - 36.1%
Biotechnology - 14.0%
Acceleron Pharma, Inc. (a)	95,669	8,660,915
Agios Pharmaceuticals, Inc. (a)	47,900	1,970,606
Allakos, Inc. (a)(b)	31,956	2,101,427
Aprea Therapeutics, Inc. (b)	105,831	3,364,367
Arena Pharmaceuticals, Inc. (a)	62,913	3,080,850
Argenx SE ADR (a)	43,926	6,434,720
Ascendis Pharma A/S sponsored ADR (a)	59,320	8,051,504
Aurinia Pharmaceuticals, Inc. (a)	48,127	829,709
Blueprint Medicines Corp. (a)	55,089	3,240,886
Deciphera Pharmaceuticals, Inc. (a)	61,752	3,580,381
FibroGen, Inc. (a)	146,412	5,401,139
G1 Therapeutics, Inc. (a)	95,421	1,252,878
Global Blood Therapeutics, Inc. (a)(b)	139,345	10,662,679
Gritstone Oncology, Inc. (a)	70,194	492,060
Immunomedics, Inc. (a)	189,700	5,763,086
Insmed, Inc. (a)	64,589	1,485,547
Iovance Biotherapeutics, Inc. (a)(b)	213,154	6,852,901
Kura Oncology, Inc. (a)	99,665	1,450,126
Mirati Therapeutics, Inc. (a)	11,445	973,283
Momenta Pharmaceuticals, Inc. (a)	23,024	729,861
Morphic Holding, Inc.	73,663	1,002,553
Morphosys AG (a)	6,685	702,833
Natera, Inc. (a)	105,419	3,904,720
Neurocrine Biosciences, Inc. (a)	29,232	2,868,828
ORIC Pharmaceuticals, Inc. (a)	6,400	169,280
Passage Bio, Inc.	5,600	92,680
Repligen Corp. (a)	30,566	3,550,241
Revolution Medicines, Inc.	66,600	2,082,582
Revolution Medicines, Inc.	78,422	2,207,030
Sarepta Therapeutics, Inc. (a)	45,859	5,405,859
TG Therapeutics, Inc. (a)(b)	249,800	2,937,648
Turning Point Therapeutics, Inc.	79,427	4,091,285
Viela Bio, Inc.	54,511	2,214,782
Zymeworks, Inc. (a)	10,000	365,300
		107,974,546
Health Care Equipment & Supplies - 10.2%
Cerus Corp. (a)(b)	135,493	833,282
Haemonetics Corp. (a)	51,827	5,896,876
Hill-Rom Holdings, Inc.	42,724	4,806,023
Insulet Corp. (a)	108,648	21,699,179
Integer Holdings Corp. (a)	83,731	6,234,610
Masimo Corp. (a)	42,943	9,185,937
Nevro Corp. (a)	52,400	6,164,336
Novocure Ltd. (a)	87,538	5,760,000
Quidel Corp. (a)	49,200	6,838,800
Tandem Diabetes Care, Inc. (a)	90,397	7,211,873
TransMedics Group, Inc.	136,934	2,477,136
ViewRay, Inc. (a)(b)	627,222	1,304,622
		78,412,674
Health Care Providers & Services - 5.6%
1Life Healthcare, Inc. (a)(b)	171,200	4,223,504
Amedisys, Inc. (a)	24,200	4,456,672
AMN Healthcare Services, Inc. (a)	56,600	2,659,068
Chemed Corp.	14,949	6,227,305
Encompass Health Corp.	39,441	2,612,966
Guardant Health, Inc. (a)	24,500	1,885,520
LHC Group, Inc. (a)	74,156	9,639,538
Molina Healthcare, Inc. (a)	58,150	9,534,856
Progyny, Inc. (a)(b)	78,657	1,842,934
		43,082,363
Health Care Technology - 4.0%
Health Catalyst, Inc. (b)	99,044	2,641,503
HMS Holdings Corp. (a)	167,937	4,815,593
Inovalon Holdings, Inc. Class A (a)	246,015	4,305,263
Inspire Medical Systems, Inc. (a)	69,231	4,961,093
Phreesia, Inc.	131,101	3,328,654
Schrodinger, Inc. (b)	35,800	1,661,120
Teladoc Health, Inc. (a)(b)	57,999	9,546,055
		31,259,281
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)(b)	15,658	1,250,604
Bruker Corp.	80,990	3,184,527
Nanostring Technologies, Inc. (a)	135,100	4,290,776
		8,725,907
Pharmaceuticals - 1.2%
Arvinas Holding Co. LLC (a)	71,968	3,778,320
IMARA, Inc.	300	5,520
Kala Pharmaceuticals, Inc. (a)(b)	259,700	2,586,612
Theravance Biopharma, Inc. (a)	52,066	1,518,245
Zogenix, Inc. (a)	46,522	1,313,316
		9,202,013

TOTAL HEALTH CARE		278,656,784

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.1%
BWX Technologies, Inc.	58,173	3,086,659
Huntington Ingalls Industries, Inc.	18,955	3,628,177
Teledyne Technologies, Inc. (a)	5,712	1,860,227
		8,575,063
Airlines - 0.1%
SkyWest, Inc.	33,775	1,045,336
Building Products - 1.8%
Armstrong World Industries, Inc.	60,166	4,637,595
Fortune Brands Home & Security, Inc.	78,300	3,774,060
Trex Co., Inc. (a)(b)	56,300	5,360,886
		13,772,541
Commercial Services & Supplies - 0.7%
Tetra Tech, Inc.	53,013	3,990,819
The Brink's Co.	27,900	1,426,248
		5,417,067
Construction & Engineering - 1.5%
AECOM (a)	139,353	5,052,940
Argan, Inc.	38,849	1,458,391
Dycom Industries, Inc. (a)(b)	145,571	4,745,615
		11,256,946
Electrical Equipment - 2.5%
Atkore International Group, Inc. (a)	122,246	2,975,468
Generac Holdings, Inc. (a)	152,993	14,907,638
Sensata Technologies, Inc. PLC (a)	50,300	1,829,914
		19,713,020
Machinery - 2.5%
Allison Transmission Holdings, Inc.	92,089	3,346,514
ESCO Technologies, Inc.	52,400	3,998,120
IDEX Corp.	18,000	2,765,340
ITT, Inc.	84,196	4,438,813
Luxfer Holdings PLC sponsored	157,483	2,137,044
Rational AG	1,285	620,720
Toro Co.	31,776	2,027,627
		19,334,178
Marine - 0.4%
SITC International Holdings Co. Ltd.	2,876,000	2,841,090
Professional Services - 3.5%
ASGN, Inc. (a)	82,259	3,820,931
Clarivate Analytics PLC (a)(b)	158,500	3,642,330
Exponent, Inc.	90,170	6,341,656
FTI Consulting, Inc. (a)	101,071	12,872,403
Insperity, Inc.	3,000	143,130
TriNet Group, Inc. (a)	4,300	210,571
		27,031,021

TOTAL INDUSTRIALS		108,986,262

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 0.0%
Ciena Corp. (a)	1,500	69,375
Electronic Equipment & Components - 2.6%
Fabrinet (a)	114,945	7,212,799
II-VI, Inc. (a)(b)	109,700	3,775,874
Itron, Inc. (a)	78,928	5,510,753
SYNNEX Corp.	6,326	553,905
Zebra Technologies Corp. Class A (a)	12,188	2,799,096
		19,852,427
IT Services - 5.7%
Black Knight, Inc. (a)	92,809	6,549,531
Booz Allen Hamilton Holding Corp. Class A	56,892	4,178,148
CACI International, Inc. Class A (a)	44,959	11,246,044
Fastly, Inc. Class A	45,000	974,250
Genpact Ltd.	163,196	5,618,838
KBR, Inc.	276,111	5,594,009
Maximus, Inc.	32,334	2,176,725
MongoDB, Inc. Class A (a)	27,884	4,520,833
Verra Mobility Corp. (a)	365,954	3,278,948
		44,137,326
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (a)	52,674	2,928,674
Cabot Microelectronics Corp.	42,547	5,213,709
Cirrus Logic, Inc. (a)	108,800	8,225,280
Enphase Energy, Inc. (a)	86,879	4,068,544
Inphi Corp. (a)	49,700	4,798,038
Universal Display Corp.	5,300	795,636
		26,029,881
Software - 7.7%
2U, Inc. (a)(b)	57,900	1,375,125
Anaplan, Inc. (a)	41,700	1,703,862
Avalara, Inc. (a)	32,600	2,913,462
BlackLine, Inc. (a)	20,800	1,263,392
Ceridian HCM Holding, Inc. (a)(b)	45,111	2,660,196
Dynatrace, Inc.	44,100	1,316,385
Elastic NV (a)	73,572	4,718,908
Everbridge, Inc. (a)	82,200	9,155,436
Five9, Inc. (a)	118,500	10,981,395
Globant SA (a)	46,900	5,424,923
HubSpot, Inc. (a)	13,161	2,219,339
Lightspeed POS, Inc. (a)	143,257	2,713,953
LivePerson, Inc. (a)(b)	170,899	4,091,322
Nuance Communications, Inc. (a)	151,710	3,064,542
Pluralsight, Inc. (a)	256,435	4,215,791
Workiva, Inc. (a)(b)	46,449	1,781,319
		59,599,350

TOTAL INFORMATION TECHNOLOGY		149,688,359

MATERIALS - 2.2%
Chemicals - 1.0%
Axalta Coating Systems Ltd. (a)	158,400	3,126,816
Olin Corp.	181,835	2,427,497
Valvoline, Inc.	125,300	2,153,907
		7,708,220
Construction Materials - 0.3%
Summit Materials, Inc. (a)	140,036	2,115,944
Containers & Packaging - 0.9%
Avery Dennison Corp.	39,895	4,404,009
Crown Holdings, Inc. (a)	46,221	2,977,095
		7,381,104

TOTAL MATERIALS		17,205,268

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Americold Realty Trust	86,594	2,648,910
Four Corners Property Trust, Inc.	176,800	3,958,552
Terreno Realty Corp.	81,606	4,473,641
		11,081,103
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	34,300	3,621,394

TOTAL REAL ESTATE		14,702,497

TOTAL COMMON STOCKS
(Cost $682,159,322)		753,205,864

Convertible Preferred Stocks - 0.9%
INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Convoy, Inc. Series D (d)(e)	192,936	2,608,495
INFORMATION TECHNOLOGY - 0.6%
Software - 0.6%
Compass, Inc.:
Series E (a)(d)(e)	16,661	1,696,923
Series F (a)(d)(e)	27,147	2,700,041
		4,396,964
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,955,427)		7,005,459

Investment Companies - 2.2%
iShares Russell 2000 Growth Index ETF (b)
(Cost $14,872,169)	92,437	16,854,963

Money Market Funds - 9.4%
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)
(Cost $72,874,864)	72,866,768	72,874,054
TOTAL INVESTMENT IN SECURITIES - 110.0%
(Cost $776,861,782)		849,940,340
NET OTHER ASSETS (LIABILITIES) - (10.0)%		(77,269,755)
NET ASSETS - 100%		$772,670,585

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,723,961 or 1.5% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,124,254
Compass, Inc. Series F	10/22/18	$3,218,820
Convoy, Inc. Series D	10/30/19	$2,612,353
StepStone Group Holdings LLC	8/19/19	$5,147,200

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$223,319
Fidelity Securities Lending Cash Central Fund	456,933
Total	$680,252

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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